Members' Equity and Non-controlling Interest - Additional Information (Detail) - MAOMSO Recovery LLC Series FHCP [Member] - MSP Recovery LLC [Member]	Mar. 31, 2022	Dec. 31, 2021
Members Equity and Noncontrolling Interest [Line Items]
Non-controlling interest, Ownership percentage by non-controlling owners	100.00%	100.00%
Minimum [Member]
Members Equity and Noncontrolling Interest [Line Items]
Non-controlling interest, Ownership percentage by non-controlling owners	20.00%	20.00%
Maximum [Member]
Members Equity and Noncontrolling Interest [Line Items]
Non-controlling interest, Ownership percentage by non-controlling owners	80.00%	80.00%